UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21274
                                                     ---------
               COLUMBIA MANAGEMENT MULTI STRATEGY HEDGE FUND, LLC (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              David Rozenson, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
              ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 617-772-3363
                                                            ------------
                     Date of fiscal year end: March 31, 2004
                                              --------------
                    Date of reporting period: March 31, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

         COLUMBIA MANAGEMENT MULTI-STRATEGY HEDGE FUND, LLC
         FINANCIAL STATEMENTS

         For the year ended
         March 31, 2004
         with Report of Independent Registered Public Accounting Firm

               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Statements


                            Year ended March 31, 2004


                                    CONTENTS


Report of Independent Registered Public Accounting Firm..................    1
Statement of Assets, Liabilities and Members' Capital....................    2
Schedule of Investments..................................................    3
Statement of Operations..................................................    5
Statement of Changes in Members' Capital.................................    6
Statement of Cash Flows..................................................    8
Financial Highlights.....................................................    9
Notes to Financial Statements............................................   10
Fund Governance (unaudited)..............................................   19

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of Columbia Management Multi-Strategy Hedge Fund, LLC:


In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund") at March 31, 2004, and the results of its operations, the changes in its members' capital, and its cash flows and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2004 by correspondence with the custodian and the application of alternative auditing procedures, provide a reasonable basis for our opinion.


May 21, 2004

               Columbia Management Multi-Strategy Hedge Fund, LLC

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2004


ASSETS
Investments in portfolio funds, at value
  (cost $114,519,278)                                              $126,022,820
Portfolio fund investments paid in advance                           11,400,000
Cash                                                                  1,031,239
Restricted cash                                                          77,303
Interest receivable                                                         291
                                                                   ------------

         TOTAL ASSETS                                              $138,531,653
                                                                   ============

LIABILITIES AND MEMBERS' CAPITAL
Capital contributions received in advance                          $ 12,110,000
Capital withdrawals payable                                              77,303
Management fee payable                                                  102,872
Professional fees payable                                               100,918
Expense deferral payable to adviser                                      53,930
Administrator fee payable                                                37,506
Directors' fee payable                                                    2,550
Subadviser out-of-pocket payable                                          5,309
Other liabilities                                                        20,504
                                                                   ------------
         TOTAL LIABILITIES                                           12,510,892

CONTINGENCIES (NOTE 2F)

MEMBERS' CAPITAL                                                    126,020,761
                                                                   ------------

         TOTAL LIABILITIES AND MEMBERS' CAPITAL                    $138,531,653
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                             Schedule of Investments

                                 March 31, 2004

                                                                                                 % OF MEMBERS'
PORTFOLIO FUNDS                                             COST                   VALUE             CAPITAL
---------------                                             ----                   -----             -------
Alson Signature Fund, L.P.                               2,350,000               2,621,932            2.1%
Basswood Financial Partners, L.P.                        3,000,000               3,431,107            2.7%
Black Bear Fund I, L.P.                                  1,500,000               1,956,528            1.6%
Canyon Value Realization Fund, L.P.                      4,500,000               5,282,816            4.3%
Cavalry Technology, L.P.                                 3,300,000               3,712,874            2.9%
Chilton QP European Partners, L.P.                       1,900,000               2,012,246            1.6%
Copper Arch Fund, L.P.                                   2,950,000               3,261,614            2.6%
Davidson Kempner Partners, L.P.                          2,800,000               2,889,980            2.3%
Elliott Associates, L.P.                                 2,600,000               2,959,692            2.3%
Elm Ridge Capital Partners, L.P.                         1,750,000               1,940,823            1.5%
Empire Capital Partners, L.P.                            3,200,000               3,498,157            2.8%
Ferox Fund, L.P.                                         1,500,000               1,842,090            1.5%
Glacis Domestic Fund, L.L.C.                             3,500,000               3,479,845            2.8%
Greenlight Capital Qualified, L.P.                         700,000                 996,163            0.8%
Hayworth Partners Limited Partnership                    4,900,000               5,101,756            4.0%
HBK Fund L.P.                                            1,369,278               1,552,000            1.2%
Icarus Partners, L.P.                                      300,000                 178,692            0.1%
Indus Japan Fund, L.P.                                   2,400,000               2,932,466            2.3%
Japan Long Short Partners, L.P.                          1,800,000               2,077,924            1.6%
King Street Capital, L.P.                                3,300,000               3,770,107            3.0%
Kingsford Capital Partners, L.P.                         3,600,000               2,954,806            2.3%
Narragansett I, L.P.                                     4,200,000               4,477,755            3.6%
Nisswa Fund, L.P.                                        3,900,000               3,997,019            3.2%
OZ Domestic Partners, L.P.                               4,400,000               5,200,371            4.1%
Parkcentral Global, L.P.                                 2,700,000               2,927,902            2.3%
Perry Partners, L.P.                                     4,600,000               5,432,704            4.3%
Polar Fund, Ltd.                                         1,200,000                 834,236            0.7%
Redwood Domestic Fund, L.P.                              1,200,000               1,959,711            1.6%
Scout Capital Partners, L.P.                             2,800,000               3,117,171            2.5%
Seneca Capital, L.P.                                     1,600,000               2,005,607            1.6%
Silver Point Capital Fund, L.P.                          2,200,000               3,155,753            2.5%
Spring Point Contra Partners, L.P.                       3,000,000               2,919,145            2.3%
Standard Global Equity Partners SA, L.P.                 3,900,000               3,945,529            3.1%
Stark Investments, L.P.                                  4,700,000               5,290,480            4.2%


SEE NOTES TO FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                 March 31, 2004

                                                                                                 % OF MEMBERS'
PORTFOLIO FUNDS                                             COST                   VALUE             CAPITAL
---------------                                             ----                   -----             -------
SuttonBrook Capital Partners, L.P.                    $  3,300,000            $  3,442,614            2.7%
Thales Fund, L.P.                                        3,500,000               3,553,954            2.8%
The AlphaGen Capella Fund, Limited                       2,550,000               2,711,432            2.2%
The Raptor Global Portfolio, L.P.                        1,600,000               1,926,160            1.5%
Thruway Partners, L.P.                                   3,300,000               3,689,491            2.9%
Tremblant Partners, L.P.                                 1,950,000               2,161,313            1.7%
Ursa Partners, L.P.                                      1,600,000               1,303,865            1.0%
Victory Capital, L.P.                                    3,100,000               3,516,990            2.9%
                                                      -------------------------------------------------------
Total                                                 $114,519,278             126,022,820          100.0%
                                                      ============
Other Assets, less Liabilities                                                      (2,059)           0.0%
                                                                              -------------------------------
Members' Capital                                                              $126,020,761          100.0%
                                                                              ===============================


SEE NOTES TO FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                             Statement of Operations

                            Year ended March 31, 2004

INVESTMENT INCOME
   Interest                                                                                   $    12,549
                                                                                            ----------------

EXPENSES
   Management fee                                                              $   840,840
   Professional fees                                                               228,455
   Administrator fee                                                               127,031
   Organizational fees reimbursed to adviser                                        73,930
   Directors' fee                                                                   29,772
   Subadviser out-of-pocket expenses                                                21,619
   Custodian fee                                                                    16,561
   Other expenses                                                                   77,855
                                                                             -----------------
      Total expenses                                                                            1,416,063
                                                                                            ----------------

      NET INVESTMENT LOSS                                                                      (1,403,514)

GAIN FROM PORTFOLIO FUND TRANSACTIONS
   Net realized gain from portfolio fund transactions                              308,860
   Net increase in unrealized appreciation on portfolio funds                   10,646,132
                                                                             -----------------
      Net gain from portfolio fund transactions                                                10,954,992
                                                                                            ----------------

      NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                $ 9,551,478
                                                                                            ================


SEE NOTES TO FINANCIAL STATEMENTS

               Columbia Management Multi-Strategy Hedge Fund, LLC

                    Statement of Changes in Members' Capital

                                                                   SPECIAL MEMBERS      MEMBERS            TOTAL
                                                                 -------------------------------------------------------
Members' Capital, January 2, 2003 (commencement of operations)         $      --     $        --         $        --

FROM OPERATIONS
Net investment loss                                                           --        (166,727)           (166,727)
Net change in unrealized appreciation on portfolio funds                      --         857,410             857,410
                                                                 -------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                      --         690,683             690,683

FROM MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                         --      41,123,296          41,123,296
                                                                 -------------------------------------------------------

MEMBERS' CAPITAL, MARCH 31, 2003                                       $      --     $41,813,979         $41,813,979
                                                                 =======================================================

Capital reallocable to the Special Members had the members'
     measurement period for incentive allocation closed on
     March 31, 2003                                                    $  57,197
                                                                 ====================



SEE NOTES TO FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                                                                   SPECIAL MEMBERS      MEMBERS            TOTAL
                                                                 -------------------------------------------------------
MEMBERS' CAPITAL, MARCH 31, 2003                                       $      --    $ 41,813,979        $ 41,813,979
                                                                 =======================================================

FROM OPERATIONS
Net investment loss                                                           --      (1,403,514)         (1,403,514)
Net realized gain from portfolio fund transactions                            --         308,860             308,860
Net change in unrealized appreciation on portfolio funds                      --      10,646,132          10,646,132
                                                                 -------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                      --       9,551,478           9,551,478

REALLOCATION OF INCENTIVE ALLOCATION                                     643,347        (643,347)                 --

FROM MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                         --      76,079,792          76,079,792
Capital repurchases by Fund                                                   --        (781,141)           (781,141)
Capital withdrawals                                                     (643,347)             --            (643,347)
                                                                 -------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL        (643,347)     75,298,651          74,655,304
     TRANSACTIONS

MEMBERS' CAPITAL, MARCH 31, 2004                                       $      --    $126,020,761        $126,020,761
                                                                 =======================================================

Capital reallocable to the Special Members had the members'
     measurement period for incentive allocation closed on
     March 31, 2004                                                    $ 279,252
                                                                 ====================



SEE NOTES TO FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                             Statement of Cash Flows

                            Year ended March 31, 2004


CASH FLOWS FROM OPERATING ACTIVITIES
   Net investment loss                                             $ (1,403,514)
   Adjustments to reconcile net investment
     loss to net cash used in operating
     activities:
       Purchases of portfolio funds                                 (78,000,000)
       Proceeds from sales of portfolio funds                         2,139,582
       Increase in portfolio fund investments paid in advance        (7,000,000)
       Decrease in interest receivable                                      931
       Increase in management fee payable                                83,394
       Increase in professional fees payable                             47,165
       Increase in administrator fee payable                             33,185
       Increase in expense deferral payable to Adviser                   53,930
       Increase in subadviser out-of-pocket payable                       5,309
       Increase in directors' fee payable                                 2,550
       Increase in other liabilities                                      9,480
                                                                   ------------

         NET CASH USED IN OPERATING ACTIVITIES                      (84,027,988)
                                                                   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                             85,889,792
   Capital withdrawals                                               (1,347,185)
   Restricted cash                                                      (77,303)
                                                                   ------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                   84,465,304
                                                                   ------------

NET INCREASE IN CASH                                                    437,316

Cash at beginning of period                                             593,923
                                                                   ------------

CASH AT END OF PERIOD                                              $  1,031,239
                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                              Financial Highlights

The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly members' capital. The net investment loss ratio does not include the incentive allocation. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. An individual member's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                                                                        FOR THE PERIOD JANUARY 2, 2003
                                                                                         (COMMENCEMENT OF OPERATIONS)
                                                               YEAR ENDED                          THROUGH
     Ratios to average members' capital:                     MARCH 31, 2004                     MARCH 31, 2003
                                                       ---------------------------     ---------------------------------
Net investment loss (b)                                          (1.73%)                            (1.71%)      (a)
                                                            ================                    ================

Expenses (b)(c)                                                   1.75%                              1.75%       (a)
Incentive allocation                                              1.07%      (d)                     0.15%       (e) (f)
                                                            ----------------                    ----------------
Total expenses and incentive allocation                           2.82%                              1.90%
                                                            ================                    ================


Total return - prior to incentive allocation                     12.43%                              1.82%       (f)
Incentive allocation                                             (1.16%)     (d)                    (0.15%)      (e) (f)
                                                            ----------------                    ----------------
Total return - net of incentive allocation                       11.27%                              1.67%       (f)
                                                            ================                    ================

Portfolio turnover rate                                           2.71%                                --
                                                            ================                    ================

Members' capital, end of period ($000)                      $    126,021                        $     41,814
                                                            ================                    ================


(a)  Annualized, except for organizational and offering expenses.
(b) The Adviser waived $15,369 of management fees for the period ended March 31, 2003. The net investment loss ratio would have been (1.87%) and the expense ratio would have been 1.91% on an annualized basis for that period had these fees not been waived by the Adviser. The Adviser requested reimbursement of $73,930 in deferred expenses (see Note 2f) during the year ended March 31, 2004. The Adviser agreed to forego $28,623 of reimbursement of deferred expenses through March 31, 2004.
(c) Expenses of the underlying Portfolio Funds are not included in the expense ratios.
(d) Calculated based on the amount reallocable to the Special Members at December 31, 2003 for the period April 1, 2003 through December 31, 2003, in addition to the amount that would have been allocable to the Special Members for the period January 1, 2004 through March 31, 2004 had the measurement period for incentive allocation closed on the date indicated. See Note 3.
(e) Calculated based on the amount reallocable to the Special Members had the measurement period for incentive allocation closed on March 31, 2003. See
     Note 3.
(f)  Not annualized.



SEE NOTES TO FINANCIAL STATEMENTS.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                          Notes to Financial Statements

                                 March 31, 2004

1.   ORGANIZATION

Columbia Management Multi-Strategy Hedge Fund, LLC ("the Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Fund's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and (ii) who meet other investor eligibility criteria established by the Fund. The primary investment objective of the Fund is to provide investors with an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, with low performance volatility and minimal correlation with the equity and fixed income markets. The Fund's strategy is to (i) invest in 25-50 partnerships and other investment vehicles ("Portfolio Funds") managed by different investment managers and (ii) construct a portfolio employing various arbitrage and equity strategies to achieve the risk control benefits of diversification together with the value of a hedged investment approach.

Columbia Management Advisors, Inc. (the "Adviser") is the investment adviser to the Fund. Prior to April 1, 2004, the Adviser was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston was acquired by Bank of America ("BOA"), see Note 8. The Adviser has retained Grosvenor Capital Management, L.P. ("Grosvenor" or the "Subadviser") as subadviser to the Fund. The Adviser and the Subadviser have been designated as special members (the "Special Members") of the Fund.

The Subadviser is responsible for implementing the Fund's investment strategy and managing the Fund's investment portfolio on a day-to-day basis, in accordance with the investment objective, philosophy and strategy described in the Fund's confidential offering memorandum and subject to oversight by the Adviser and the Board of Directors (the "Board") of the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.   PORTFOLIO VALUATION

The Fund's investments are fair valued by the Adviser. Investments in Portfolio Funds are generally valued at net asset value, which approximates fair value, as reported by the administrators or investment managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds.

The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.

C.   INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

               Columbia Management Multi-Strategy Hedge Fund, LLC

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   INCOME TAXES

The Fund is treated as a partnership for federal income tax purposes. No federal or state taxes have been provided on profits of the Fund since the members (the "Investors") are individually required to report on their own tax return their distributive share of the Fund's taxable income or loss.

E.   CASH

At March 31, 2004, a total of $1,108,542 in cash was held on deposit at PFPC Trust Company, the Fund's custodian. Of that amount, $77,303 was held in a segregated account at PFPC Trust Company related to holdbacks on withdrawals from investors in the Fund.

F.   ORGANIZATIONAL AND OFFERING EXPENSES

The Adviser entered into an expense deferral agreement (the "Expense Deferral Agreement") with the Fund dated December 19, 2002, as amended December 31, 2002, whereby the Fund, upon request of the Adviser, agrees to repay $366,088 to the Adviser for organizational and initial offering costs advanced by the Adviser on behalf of the Fund, subject to certain conditions. Such repayment is contingent upon the expenses of the Fund (exclusive of brokerage costs, interest, taxes or extraordinary expenses and management fees or performance-based fees paid by the
Fund), including such repayment, being limited to no more than 0.75% per annum of average members' capital of the Fund. The Expense Deferral Agreement terminates on April 1, 2006, and the Fund has no obligation to pay to the Adviser any organizational or initial offering costs still outstanding to the Adviser as of that date. Through March 31, 2004, the Adviser has requested repayment of $73,930 of such expenses, and is reflected on the statement of operations as organizational fees reimbursed to Adviser. The Adviser agreed to forego $28,623 of reimbursement of deferred expenses through March 31, 2004.

               Columbia Management Multi-Strategy Hedge Fund, LLC

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

Pursuant to a management agreement between the Fund and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.0% of the members' ending monthly capital of the Fund before taking into consideration management fees. Pursuant to the terms of a subadvisory agreement between the Adviser and Subadviser, the Adviser pays a portion of the management fee that it receives from the Fund to the Subadviser. The Subadviser is also reimbursed by the Fund for out-of-pocket expenses incurred by the Subadviser related to the Fund, up to an annual limit of $25,000.

An incentive allocation is calculated with respect to each Investor on the last business day of a calendar year and upon repurchase of all or any portion of such Investor's Interest (an "Incentive Period"). An Incentive Period for each Investor's Interest starts immediately following the preceding Incentive Period and ends on the first to occur of: (i) the next occurring last business day of a calendar year; (ii) the next repurchase of all or any portion of such Investor's Interest; (iii) the withdrawal of the Adviser or Subadviser in connection with such party ceasing to serve as Adviser or Subadviser to the Fund; or (iv) the dissolution of the Fund. The aggregate incentive allocation (to the Special Members) for an Incentive Period equals 10% of the amount, if any, in excess of
(a) profit net of losses (after taking into account expenses, including the management fee paid by the Fund) allocated to each Investor's capital account for such Incentive Period over (b) the greater of (i) the Investor's Hurdle Rate Amount for that Incentive Period and (ii) the balance in the Investor's Loss Carryforward as of the end of the prior Incentive Period. An Investor's "Loss Carryforward" for the initial Incentive Period is zero and for each Incentive Period thereafter is equal to the Investor's Loss Carryforward as of the end of the immediately preceding Incentive Period, increased or decreased, but not below zero, by the positive or negative difference between the net losses over net profits allocated to the Investor for the current Incentive Period. The "Hurdle Rate Amount" is the return an Investor would receive if its Interest as of the beginning of that Incentive Period (adjusted appropriately for any additional contributions) earned a rate of return equal to the one-year U.S. Treasury note, as determined on the first day of each calendar quarter and reset on the first day of each calendar quarter. The Hurdle Rate Amount is not cumulative from Incentive Period to Incentive Period. The Hurdle Rate Amount for June 30, 2003, September 30, 2003, December 31, 2003 and March 31, 2004 is 1.137%, 1.038%, 1.036% and 1.195% per annum, respectively. On December 31, 2003, the Special Members received an incentive allocation of $643,347, and the incentive allocation that would have been allocated to the Special Members if March 31, 2004 were a calendar year-end is $279,252.

               Columbia Management Multi-Strategy Hedge Fund, LLC

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

In the case of a repurchase of only a portion of an Interest other than on the last business day of the calendar year, the Investor is treated as having two independent Interests in the Fund, one of which is being repurchased in its entirety. Allocations to the Investor and capital contributions made by the Investor during the Incentive Period prior to such repurchase or distribution, and the Investor's opening capital account balance and Loss Carryforward as of the beginning of such Incentive Period, will be allocated between the two Interests in proportion to the portion of the Investor's Interest that is repurchased or distributed.

Each director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee of $1,250 for each meeting attended. Any director or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All directors are reimbursed by the Fund for reasonable out-of-pocket expenses.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Fund and in that capacity provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the custodian and the administrator based primarily upon month-end members' capital, subject to a monthly minimum fee.

4.   MEMBERS' CAPITAL

As of the last day of each calendar month, the Fund allocates net profits or losses for that month to the capital accounts of all Investors, in proportion to their respective opening capital account balances for such period (after taking into account any capital contributions deemed to be made as of the first day of such period).

Net profits or net losses for a given fiscal period are measured by the net change in the value of the members' capital of the Fund, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses and accrued expenses (including the management fee paid by the Fund) over such fiscal period, before giving effect to any distributions and repurchases of Interests (or portions thereof) by the Fund as of the end of such period and any capital contributions made at the end of such period (such capital contributions being deemed to be made as of the next day).

               Columbia Management Multi-Strategy Hedge Fund, LLC

Interests are offered monthly. The minimum initial investment is $150,000, although the Fund (or its designated agent) may waive this minimum. The Fund may from time to time offer to repurchase outstanding Interests based on the Fund's members' capital pursuant to written tenders from Investors. These repurchases are made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. The Board authorized the Fund to conduct a $25,000,000 tender offer effective December 31, 2003. Such tender offer was executed effective December 31, 2003, with $781,141 in interests being tendered. As of March 31, 2004, $77,303 of cash was on deposit in a segregated account for final payment of those interests tendered. In addition, the Board authorized the Fund to conduct a $25,000,000 tender offer effective June 30, 2004. Such tender offer expired at midnight on April 23, 2004 with approximately $1,674,000 in Interests being tendered.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. For the year ended March 31, 2004, the Fund had only invested in such limited partnership and limited liability interests.

Because the Fund is a closed-end investment company, its Interests will not be redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their members' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

               Columbia Management Multi-Strategy Hedge Fund, LLC

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
     CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

6.   INVESTMENTS IN PORTFOLIO FUNDS

The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of the Portfolio Funds is expected to make distributions (e.g., dividend payments to investors).

Aggregate  purchases  of  Portfolio  Funds for the year  ended  March  31,  2004 amounted to $89,400,000, including $11,400,000 in purchases of Portfolio Funds paid in advance of Portfolio Fund openings. Portfolio Fund investments sold during the year ended March 31, 2004 amounted to $2,139,582.

               Columbia Management Multi-Strategy Hedge Fund, LLC

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds at the end of each calendar year, when the Portfolio Funds report taxable income to the Fund. For the calendar year 2003, not all taxable income allocated to the Fund from Portfolio Funds is available.

At March 31, 2004, the Fund's management is unaware of any significant issuer concentrations in the underlying Portfolio Funds. The Fund's investments at March 31, 2004 are summarized below based on the investment strategy of each specific Portfolio Fund.

          INVESTMENT STRATEGY                  VALUE                %
          ---------------------------------------------------------------
          Convertible Arbitrage         $     5,839,109           4.6%
          Distressed                          8,885,572           7.1%
          Event Driven                       13,287,982          10.5%
          Long and/or Short Equity           62,178,419          49.3%
          Multi-Arbitrage                    23,696,183          18.8%
          Relative Value                      5,101,756           4.1%
          Statistical Arbitrage               7,033,799           5.6%
                                      -----------------------------------
          Total                         $   126,022,820         100.0%
                                      ===================================

7.   LEGAL PROCEEDINGS

The Adviser, Columbia Funds Distributor, Inc. ("CFD"), and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds. The Columbia Group has not uncovered any instances where the Adviser or CFD were knowingly involved in late trading of mutual fund shares.

               Columbia Management Multi-Strategy Hedge Fund, LLC

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against the Adviser and CFD, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against the Adviser and CFD alleging that the Adviser and CFD had violated certain New York anti-fraud statues. If either the Adviser or CFD is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent the Adviser, CFD or any company that is an affiliated person of the Adviser and CFD from serving as an investment advisor or distributor for any registered investment company, including your fund. The Fund has been informed by the Adviser that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, the Adviser and CFD entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, the Adviser and CFD agreed, inter alia, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring the Adviser and CFD to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review the Adviser's and CFD's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund Interests, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

8.   SUBSEQUENT EVENTS

On April 1, 2004, FleetBoston, including the Adviser, was acquired by Bank of America. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

               Columbia Management Multi-Strategy Hedge Fund, LLC

                           Fund Governance (unaudited)

The Board oversees the general conduct of the Fund's business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The directors are not required to contribute to the capital of the Fund or to own Interests. A majority of the Board are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Directors"). The Independent Directors perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. The identity of the Board and officers of the Fund and brief biographical information regarding each director and officer during the past five years is set forth below.

The directors and officers of the Fund, their ages, addresses and principal occupations during the past five years are as follows (the below information was current as of March 31, 2004):

------------------------------------ -------- ------------------------------------ ---------------- -------------------
                                                                                   NUMBER OF
                                     LENGTH                                        PORTFOLIOS IN    OTHER
NAME, AGE AND ADDRESS OF             OF       PRINCIPAL OCCUPATION(S) DURING       FUND COMPLEX     DIRECTORSHIPS
NON-INTERESTED DIRECTOR              TIME     PAST FIVE YEARS                      OVERSEEN BY      HELD BY DIRECTOR
                                     SERVED                                        DIRECTOR*
------------------------------------ -------- ------------------------------------ ---------------- -------------------
Kenneth A. Froot, 46                 Since    Professor of Finance, Harvard              21         State Street
c/o Columbia  Management  Advisors,  2002     Business School                                       Associates
Inc.
One Financial Center
Boston, MA 02111

------------------------------------ -------- ------------------------------------ ---------------- -------------------
John J. Neuhauser, 60                Since    Academic  Vice  President  and Dean        122        Saucony, Inc. and
c/o Columbia  Management  Advisors,  2002     of  Faculties  since  August  1999,                   SkillSoft Corp.
Inc.                                          Boston College  (formerly Dean,
One Financial  Center                         Boston College School of
Boston, MA 02111                              Management from September 1977 to
                                              September 1999)
------------------------------------ -------- ------------------------------------ ---------------- -------------------
Anne-Lee Verville, 58                Since    Author   of   educational   systems        120        Chairman of the
c/o Columbia  Management  Advisors,  2002     needs  (formerly  General  Manager,                   Board of
Inc.                                          Global   Education   Industry  from                   Directors, Enesco
One Financial Center                          1994  to  1997,   IBM   Corporation                   Group, Inc.
Boston, MA 02111                              [computer technology])

------------------------------------ -------- ------------------------------------ ---------------- -------------------


* The "Fund Complex" consists of all registered investment companies advised by the Adviser and its affiliates.

               Columbia Management Multi-Strategy Hedge Fund, LLC

------------------------------ --------------------------------- ------------------------------------------------
NAME, AGE AND ADDRESS          POSITION(S) HELD WITH FUND        PRINCIPAL OCCUPATION(S)
OF OFFICERS                    AND LENGTH OF TIME SERVED         DURING PAST 5 YEARS
------------------------------ --------------------------------- ------------------------------------------------
Patti  A. Stoll, 48***         Vice President since 2002         Managing  Director,   Alternative   Investments
                                                                 Group, FleetBoston Financial.

------------------------------ --------------------------------- ------------------------------------------------
Raymond Bligh, 40***           Vice President since 2002         Director,    Alternative   Investments   Group,
                                                                 FleetBoston  Financial since 2000; from 1998 to
                                                                 2000,  Director,   Card  Business  Development,
                                                                 American Express.

------------------------------ --------------------------------- ------------------------------------------------
J. Kevin Connaughton, 39****   Treasurer since 2002              President of the Columbia  Funds since February
                               President since March 2004        27, 2004;  Treasurer of the Columbia  Funds and
                                                                 of the  Liberty All-Star Funds  since  December
                                                                 2000; Vice President of the Advisor since April
                                                                 2003  (formerly  Chief Accounting  Officer  and
                                                                 Controller  of  the  Liberty  Funds and Liberty
                                                                 All-Star  Funds  from  February 1998 to October
                                                                 2000);  Treasurer  of  the  Galaxy  Funds since
                                                                 September  2002; Treasurer, Columbia Management
                                                                 Multi-Strategy  Hedge  Fund, LLC since December
                                                                 2002 (formerly  Vice President of Colonial from
                                                                 February 1998 to October 2000).

------------------------------ --------------------------------- ------------------------------------------------
David Rozenson,  48****        Secretary since August 2003       Secretary  of  the  Columbia  Funds  and of the
                                                                 Liberty  All-Star  Funds since  December  2003;
                                                                 Senior    Counsel,     FleetBoston    Financial
                                                                 Corporation   since  January  1996;   Associate
                                                                 General  Counsel,   Columbia  Management  Group
                                                                 since November 2002.

------------------------------ --------------------------------- ------------------------------------------------


*** 100 Federal Street, Boston, MA 02110.

**** One Financial Center, Boston, MA 02111.

ITEM 2. CODE OF ETHICS.

     (a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the code of ethics is filed herewith under
         Item 11(a).

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         As of the end of the period covered by the report, the registrant's board of directors has determined that Anne-Lee Verville is qualified to serve as an audit committee financial expert serving on its audit committee and that she is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Aggregate   Audit  Fees  billed  by  the   principal   accountant   for
         professional services rendered during the fiscal years ended March 31, 2004 and March 31, 2003 are as follows:

                                              2004              2003

                                            $41,000           $40,000

Audit Fees include amounts related to the audit of the registrants' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2004 and March 31, 2003 are as follows:

                                              2004              2003

                                            $13,000              $0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In fiscal year 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports and technical research on accounting and disclosure matters.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Audit-Related services that were approved under the "de minimis" exception during the fiscal year ended March 31, 2004 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended March 31, 2004, there were no Audit-Related Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of  Audit-Related  fees required to be approved  under  paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal year ended March 31, 2004 was zero.

     (c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2004 and March 31, 2003 are as follows:

                                              2004              2003

                                            $28,000              $0

Note that the registrant's tax year-end is December 31. The above Tax Fees include amounts accrued but not yet billed by the principal accountant.

Tax Fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax Fees in fiscal year 2004 are primarily for the review of the annual tax return, review of individual partner allocations and research and advice on certain tax matters.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Tax services that were approved under the "de minimis" exception during the fiscal year ended March 31, 2004 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended March 31, 2004, there were no Tax Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Tax fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal year ended March 31, 2004 was zero.

     (d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2004 and March 31, 2003 are as follows:

                                              2004              2003

                                               $0                $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of All Other Fees that were approved under the "de minimis" exception during the fiscal year ended March 31, 2004 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended March 31, 2004, there were no All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The  percentage  of All Other  Fees  required  to be  approved  under  paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal year ended March 31, 2003 was zero.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The  Policy  does  not  delegate  the  Audit  Committee's   responsibilities  to
pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from July 1 through March 31 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request.
         Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV.  REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o   A general description of the services, and

     o   Actual billed and projected fees, and

     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V.   AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

     (e)(2) This information has been included in items (b)-(d) above.

     (f) Not applicable.

     (g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended March 31, 2004 and March 31, 2003 are disclosed in (b)-(d) above.

All non-audit fees billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2004 and March 31, 2003 are also disclosed in (b)-(d) above. There were no such fees.

     (h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. Schedule of Investments.  Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant invests exclusively in non-voting securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics for Principal Executive and Senior Financial Officers that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable at this time.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) COLUMBIA MANAGEMENT MULTI STRATEGY HEDGE FUND, LLC
             --------------------------------------------------
By (Signature and Title)*  /s/ J. Kevin Connaughton
                           -----------------------------------------------------
                           J. Kevin Connaughton, President & Treasurer
                           (principal executive officer)

Date  June 7, 2004
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ J. Kevin Connaughton
                           -----------------------------------------------------
                           J. Kevin Connaughton, President & Treasurer
                           (principal executive & principal financial officer)

Date  June 7, 2004
      --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                                                  EX-99.CODE ETH

             [NOTE TO FINANCIAL PRINTER: INSERT CODE OF ETHICS HERE]

 CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE 1940 ACT AND SECTION 302 OF
                             THE SARBANES-OXLEY ACT

I, J. Kevin Connaughton, certify that:

1. I have reviewed this report on Form N-CSR of Columbia Management Multi Strategy Hedge Fund, LLC;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 7, 2004                                   /s/ J. Kevin Connaughton
                                                     ---------------------------
                                                     J. Kevin Connaughton,
                                                     President & Treasurer
                                                     (principal executive &
                                                     principal financial
                                                     officer)